Cover	Mar. 01, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 01, 2023
Entity Registrant Name	COMSTOCK INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-35200
Entity Tax Identification Number	65-0955118
Entity Address, Address Line One	117 American Flat Road
Entity Address, City or Town	Virginia City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89440
City Area Code	775
Local Phone Number	847-5272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.000666 per share
Trading Symbol	LODE
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001120970